Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Trade Receivables [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 44,137	$ 294,652
Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	44,058	34,779
South America [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk		93,293
Central America [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk		155,142
Other regions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 79	$ 11,438